Cover	Feb. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2022
Entity File Number	000-56213
Entity Registrant Name	Adorbs Inc.
Entity Central Index Key	0001726822
Entity Tax Identification Number	82-3155323
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	234 E. Beech St.
Entity Address, City or Town	Long Beach
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11561
City Area Code	(516)
Local Phone Number	544-2812
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false